Fair Value of Financial Instruments and Interest Rate Swaps - Schedule of Gross Amounts of Interest Rate Swaps Subject to Master Netting Arrangements (Details) - Interest Rate Swaps - USD ($)
$ in Millions
	Dec. 26, 2020	Dec. 28, 2019
Accounts Payable and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Gross amounts recognized	$ (43)	$ (19)
Net amounts presented in Balance Sheets	(43)	(19)
Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Gross amounts recognized	(76)	(42)
Net amounts presented in Balance Sheets	$ (76)	$ (42)